Financial Instruments with Off-Statement of Condition Risk and Concentrations of Credit Risk (Tables)	12 Months Ended
Dec. 31, 2011
Financial Instruments with Off-Statement of Condition Risk and Concentrations of Credit Risk
Schedule of financial amounts of instruments, whose contract amounts represent credit risks

Commitments to extend credit	$1,042,237,000
Credit card lines	60,895,000
Standby letters of credit	112,343,000
Commercial letters of credit	20,224,000